Net income / (loss) per share (Tables)	12 Months Ended
Dec. 31, 2021
Net income / (loss) per share [Abstract]
Computation of Basic and Diluted Net Loss Per Share
The following table sets forth the computation of the basic and diluted net income / (loss) per share for the years ended December 31, 2021 and 2020:

	Years Ended December 31,
	2021	2020
Numerator:
Net loss	$(20,523,342)	$(3,121,042)
Denominator:
Basic weighted average number of shares	45,814,868	20,518,894
Diluted weighted average number of shares	45,814,868	20,518,894
Net loss per share:
Basic	$(0.45)	(0.15)
Diluted	$(0.45)	(0.15)